Long-Term Debt - Senior Notes - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Long term debt	$ 350,000
Cash proceeds from interest rate hedge	$ 4,658
Interest rate hedge, maturity date	Nov. 17, 2015
Interest rate hedge, inception date	Oct. 05, 2015
Senior Notes
Debt Instrument [Line Items]
Long term debt	$ 350,000